UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon  Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     721652


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies        common              00846U101    12488   332575     X    SOLE                   332575
Abgenix                     common              00339B107     3418   152099     X    SOLE                   152099
Albertson's Inc             common              013104104    15348   597907     X    SOLE                   597907
Anteon International        common              03674E108    25636   469866     X    SOLE                   469866
Alltel Inc.                 common              020039103     2812    43430     X    SOLE                    43430
Aztar Corp                  common              054802103     3362    80074     X    SOLE                    80074
Bank of New York            common              064057102     5896   163588     X    SOLE                   163588
Burlington Resources        common              122014103   103411  1125135     X    SOLE                  1125135
CBS Corp Cl. B              common              124857202     8562   357057     X    SOLE                   357057
Crown Holdings Inc          common              228368106      444    25053     X    SOLE                    25053
Comdisco Hldg Co            common              200334100      804    54514     X    SOLE                    54514
Comcast A                   common              20030N101    38182  1459546     X    SOLE                  1459546
Courtside Acq. Common       common              22274N102     2695   500000     X    SOLE                   500000
Carramerica Realty          common              144418100    22278   499388     X    SOLE                   499388
Trump Entertainment         common              89816T103     2363   127602     X    SOLE                   127602
Engelhard Corp              common              292845104    24507   618706     X    SOLE                   618706
Fairmont Hotels & Resorts   common              305204109    20119   450081     X    SOLE                   450081
Guidant Corp                common              401698105    92525  1185307     X    SOLE                  1185307
WR Grace & Co.              common              38388F108     2158   162237     X    SOLE                   162237
Independence Community      common              453414104     3792    90979     X    SOLE                    90979
Knight Ridder               common              499040103     5904    93405     X    SOLE                    93405
Liberty Media- A            common              530718105     1570   191261     X    SOLE                   191261
Leap Wireless Intl          common              521863308    13644   313008     X    SOLE                   313008
Cheniere Energy Inc         common              16411R208     4370   107724     X    SOLE                   107724
Loews Corp                  common              540424108    51961   513445     X    SOLE                   513445
Millicom Intl Cellular ADR  common              003870570     6733   143019     X    SOLE                   143019
Altria Group                common              02209S103    18526   261444     X    SOLE                   261444
Northwestern Corp.          common              668074305     7215   231683     X    SOLE                   231683
Nextel Partners Inc         common              65333F107    26494   935516     X    SOLE                   935516
Panamsat Holding Corp       common              69831Y105     6377   256946     X    SOLE                   256946
Pixar                       common              725811103     8817   137463     X    SOLE                   137463
Price Communications        common              741437305     1478    83546     X    SOLE                    83546
Renal Care Group Inc.       common              759930100    44390   925955     X    SOLE                   925955
Sprint Nextel Corp          common              852061100    37938  1468171     X    SOLE                  1468171
Sovereign Bancorp           common              845905108     8979   409832     X    SOLE                   409832
Town & Country Trust        common              892081100     4082   100578     X    SOLE                   100578
Tele Centro Oeste Cel       common              87923P105     3022   240630     X    SOLE                   240630
Time Warner Inc.            common              887317105    24963  1486749     X    SOLE                  1486749
Univision Communications    common              914906102    31951   926925     X    SOLE                   926925
Walter Industries           common              93317Q105     3516    52781     X    SOLE                    52781
Agilent April 30 Call       option              00846U101       76      100     X    SOLE                      100
Alltel April 60 Call        option              020039103      486      992     X    SOLE                      992
Boston Sci May 25 Call      option              101137107       24      592     X    SOLE                      592
CBS June 22.5 Call          option              124857202       21      100     X    SOLE                      100
Comcast April 22.5 Call     option              20030N101      266      700     X    SOLE                      700
Disney April 25 Put         option              254687106       16     3283     X    SOLE                     3283
Guidant May 80 Call         option              401698105      139      792     X    SOLE                      792
Guidant April 60 Call       option              401698105     1308      715     X    SOLE                      715
Guidant April 65 Call       option              401698105     1620     1200     X    SOLE                     1200
Guidant April 70 Call       option              401698105     1076     1216     X    SOLE                     1216
Guidant April 80 Call       option              401698105      737    10522     X    SOLE                    10522
GM April 20 Put             option              370425RZ5       63      741     X    SOLE                      741
Loews April 85 Call         option              540424108      455      276     X    SOLE                      276
Mittal Steel Apr 35 Put     option              60684P101        5      181     X    SOLE                      181
Sprint April 22.5 Call      option              852061100      225      663     X    SOLE                      663
Sprint May 20 Call          option              852061100      390      650     X    SOLE                      650
Time Warner Apr 15 Call     option              887317105       37      200     X    SOLE                      200
Time Warner Apr 16 Call     option              887317105       54      600     X    SOLE                      600
Univision April 30 Call     option              914906102       92      200     X    SOLE                      200
Bellsouth Jan 30 Call       option              079860102     4658     8469     X    SOLE                     8469
Viacom Cl B Jun 35 call     option              925524308       20     1303     X    SOLE                     1303
Viacom B April 35 Call      option              92553P201       32       80     X    SOLE                       80
Comcast A Jan 25 Call       option              20030N101      909     2634     X    SOLE                     2634
Altria Group Jan 80 Call    option              02209S103      917     3275     X    SOLE                     3275
Ford Motor Cap II 6.5% PF   preferred           345395206     4676   154694     X    SOLE                   154694
Courtside Acq. Warrants     warrant             22274N110      620  1000000     X    SOLE                  1000000
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